Other Accounts Receivable And Prepaid Expenses (Details) - Schedule of Other Accounts Receivable And Prepaid Expenses - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Receivable and Prepaid Expenses [Abstract]
Prepaid expenses	$ 5,606	$ 4,262
Government authorities	5,289	3,659
Related parties	3,178	3,077
Marketable securities and others	4,760	2,654
Total	$ 18,833	$ 13,652